UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-00620


         ASSET MANAGEMENT FUND LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
               (Exact name of registrant as specified in charter)


                  655 Third Avenue, New York, New York -- 10017
             (Address of principal executive offices) -- (Zip code)


                                 James H. Bluck
                            Hughes Hubbard & Reed LLP
                             One Battery Park Plaza
                               New York, NY 10004
                     (Name and address of agent for service)

         Registrant's telephone number, including area code: 212-573-9354


                   Date of fiscal year end: December 31, 2005

             Date of reporting period: July 1, 2004 - June 30, 2005


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                          ITEM 1. PROXY VOTING RECORD:

         Attached hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the registrant considered at any shareholder meeting held during the twelve-month period ended
June 30, 2005 and with respect to which the registrant was entitled to vote:

         (a) The name of the issuer of the portfolio security;
         (b) The exchange ticker symbol of the portfolio security;
         (c) The Council on Uniform Securities Identification Procedures
             ("CUSIP") number for the portfolio security;
         (d) The shareholder meeting date;
         (e) A brief identification of the matter voted on;
         (f) Whether the matter was proposed by the issuer or by a security holder;
         (g) Whether the registrant cast its vote on the matter;
         (h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
         (i) Whether the registrant cast its vote for or against management.



                                   SIGNATURES


         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         ASSET MANAGEMENT FUND LARGE CAP EQUITY INSTITUTIONAL FUND, INC.

                           By: /s/ JOSEPH R. FICALORA
                               -----------------------------
                               Joseph R. Ficalora, President

                                  Date 07/21/05


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
                                                                Exhibit A
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 (A)             (B)      (C)        (D)         (E)                               (F)           (G)           (H)         (I)
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                                                                                                                            For/
                                     MEETING                                        PROPOSED                    VOTE        Against
ISSUER           TICKER   CUSIP      DATE        MATTER VOTED ON                    BY           VOTED?         CAST        MGMT
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
Abbott
Laboratories     ABT      002824100  04/22/2005  Elect Fourteen Directors           Issuer        Yes           For         For
                                                 Appt. Independent Auditors         Issuer        Yes           For         For
                                                 Executive Compensation             Shareholder   Yes           For         Against
                                                 Performance Based Options          Shareholder   Yes           For         Against
                                                 In Vitro Testing                   Shareholder   Yes           Against     For
                                                 Political Contributions            Shareholder   Yes           Against     For
                                                 HIV/AIDS-TB-Malaria                Shareholder   Yes           Against     For
                                                 Separating Chair/CEO Role          Shareholder   Yes           For         Against
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American
Express Co       AXP      025816109  04/27/2005  Elect Twelve Directors             Issuer        Yes           For         For
                                                 Appt. Independent Auditors         Issuer        Yes           For         For
                                                 Stock Options                      Shareholder   Yes           Against     For
                                                 Separate Annual Report             Shareholder   Yes           Against     For
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Anheuser-Busch
Co               BUD      035229103  04/27/2005  Elect Five Directors               Issuer        Yes           For         For
                                                 Officer Bonus Plan                 Issuer        Yes           For         For
                                                 1998 Incentive Stock Plan          Issuer        Yes           For         For
                                                 Independent Public Acct. Firm      Issuer        Yes           For         For
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Automatic Data
Processing, Inc. ADP      053015103  11/09/2004  Elect Eleven Directors             Issuer        Yes           For         For
                                                 Appt. Independent Auditors         Issuer        Yes           For         For
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Berkshire
Hathaway Inc     BRK/A    084670108  04/30/2005  Elect Eleven Directors             Issuer        Yes           For         For
                                                 Restate Cert. of Incorporation     Issuer        Yes           For         For
                                                 Clarify Rights of Class B Holders  Issuer        Yes           For         For
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Cardinal Health,
Inc.             CAH      14149Y108  12/08/2004   Elect Three Directors             Issuer        Yes           For         For
                                                  Performance Compensation Plan     Issuer        Yes           For         For
                                                  Annual Directors Election         Shareholder   Yes           For         Against

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
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Cintas           CTAS     172908105  10/19/2004   Elect Nine Directors              Issuer        Yes           For         For
                                                  Independent Accounting Firm       Issuer        Yes           For         For
                                                  Expensing Cost of Stock Options   Shareholder   Yes           Against     For
                                                  Code of Conduct for Vendors       Issuer        Yes           For         For
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
The Coca-Cola
Co               KO       191216100  04/19/2005   Elect Fourteen Board of Director Issuer         Yes           For         For
                                                  Independent Auditors             Issuer         Yes           For         For
                                                  Independent Delegation           Shareholder    Yes           Against     For
                                                  Restricted Stock                 Shareholder    Yes           Against     For
                                                  Severance Agreements             Shareholder    Yes           Against     For
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Exxon Mobile
Corporation     XOM      30231G102   05/25/2005   Elect Eleven Directors           Issuer         Yes           For         For
                                                  Independent Auditors             Issuer         Yes           For         For
                                                  Political Contribution           Shareholder    Yes           Against     For
                                                  Board Compensation               Shareholder    Yes           Against     For
                                                  Industry Experience              Shareholder    Yes           Against     For
                                                  ACEH Security Report             Shareholder    Yes           Against     For
                                                  Amendment EEO Policy             Shareholder    Yes           Against     For
                                                  Biodiversity Impact Report       Shareholder    Yes           Against     For
                                                  Climate Science Report           Shareholder    Yes           Against     For
                                                  Kyoto Compliance Report          Shareholder    Yes           Against     For
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First Data
Corporation    FDC       319963104   05/11/2005   Elect Four Directors             Issuer         Yes           For          For
                                                  Increase Number of Shares
                                                     Issuable                      Issuer         Yes           For          For
                                                  Senior Executive Incentive Plan  Issuer         Yes           For          For
                                                   Independent Auditors            Issuer         Yes           For          For
                                                  Job Loss/Dislocation Impact
                                                     Statement                     Shareholder    Yes           Against      For
                                                  Director Liability               Shareholder    Yes           Against      For
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Gannett Co.    GCI       364730101   04/14/2005   Elect Two Directors              Issuer         Yes           For          For
                                                  Independent Auditors             Issuer         Yes           For          For
                                                  Performance Based Options        Shareholder    Yes           Against      For
                                                  Director Elections               Shareholder    Yes           Against      For
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General
Dynamics       GD        369550108   05/04/2005   Elect Twelve Directors           Issuer         Yes           For          For
                                                  Independent Auditors             Issuer         Yes           For          For
                                                  Severance Agreements             Shareholder    Yes           Against      For
                                                  Foreign Military Sales           Shareholder    Yes           Against      For

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
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
General
Electric Co    GE        369604103   04/27/2005   Elect Fifteen Directors          Issuer         Yes           For          For
                                                  Independent Auditors             Issuer         Yes           For          For
                                                  Cumulative Voting                Shareholder    Yes           Against      For
                                                  Nuclear Risk                     Shareholder    Yes           Against      For
                                                  PCB Cleanup Costs                Shareholder    Yes           Against      For
                                                  Curb Over-Extended Directors     Shareholder    Yes           Against      For
                                                  Report Sustainability            Shareholder    Yes           Against      For
                                                  Political Contributions          Shareholder    Yes           Against      For
                                                  Animal Testing                   Shareholder    Yes           Against      For
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Harley-
Davidson,
Inc.           HDI       412822108   04/30/2005   Board of Directors (3 Nominees)  Issuer         Yes           For          For
                                                  Employee Short Term Incentive
                                                     Plan                          Issuer         Yes           For          For
                                                  Independent Auditors             Issuer         Yes           For          For
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Home Depot     HD        437076102   05/26/2005   Board of Directors(12 Nominees)  Issuer         Yes           For          For
                                                  Independent Auditors             Issuer         Yes           For          For
                                                  6th Article of Certificate of
                                                     Inc.                          Issuer         Yes           For          For
                                                  2005 Omnibus Stock Incentive
                                                     Plan                          Issuer         Yes           For          For
                                                  Employee Diversity Rpt/
                                                     Disclosure                    Shareholder    Yes           Against      For
                                                  Method of Voting.                Shareholder    Yes           Against      For
                                                  Nondeductible Compensation       Shareholder    Yes           Against      For
                                                  Future Severance Agreements      Shareholder    Yes           Against      For
                                                  Performance & Time-Based Shares  Shareholder    Yes           Against      For
                                                  Performance-Based Options        Shareholder    Yes           For          Against
                                                  Political Nonpartisanship        Shareholder    Yes           Against      For
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Illinois Tool
Works Inc.     ITW       452308109   05/6/2005    Board of Directors (9 Nominees)  Issuer         Yes           For          For
                                                  Independent Auditors             Issuer         Yes           For          For
                                                  Business Principles for
                                                     Workers/China                 Shareholder    Yes           Against      For
                                                  Majority Vote/Election of
                                                     Directors                     Shareholder    Yes           Against      For
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Johnson &
Johnson        JNJ       478160104   04/28/2005   Board of Directors (12 Nominees) Issuer         Yes           For          For
                                                  2005 Long-Term Incentive Plan    Issuer         Yes           For          For
                                                  Independent Auditors             Issuer         Yes           For          For

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
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
Microsoft
Corporation      MSFT    594918104   11/09/2004   Board of Directors (9 Nominees)  Issuer         Yes           For          For
                                                  2001 Stock Plan/1991 Option
                                                     Plan                          Issuer         Yes           For          For
                                                  1999 Plans (NE Directors,
                                                     Consult, Advs)                Issuer         Yes           For          For
                                                  Awards (2001)Stock Plans         Issuer         Yes           For          For
                                                  Independent Auditors             Issuer         Yes           For          For
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Omnicom
Group, Inc.     OMC      681919106   05/24/2005   Board of Directors (11 Nominees) Issuer         Yes           For          For
                                                  Independent Auditors (KPMG)      Issuer         Yes           For          For
                                                  Sr. Management Incentive Plan    Issuer         Yes           Against      Against
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Pepsico, Inc.            713448108   05/04/2005   Board of Directors               Issuer         Yes           For          For
                                                  Approval of Auditors             Issuer         Yes           For          For
                                                  Political Contributions          Issuer         No            Against      For
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Pfizer, Inc.    PFE      717081103   04/28/2005   Board of Directors (14 Nominees) Issuer         Yes           For          For
                                                  Independent Auditors (KPMG)      Issuer         Yes           For          For
                                                  Term Limits for Directors        Shareholder    No            Against      For
                                                  Increasing Access/Pfizer
                                                     Products                      Shareholder    No            Against      For
                                                  Importation of Prescription
                                                     Drugs                         Shareholder    No            Against      For
                                                  Supporting Pol. Contributions    Shareholder    No            Against      For
                                                  Product Availability in Canada   Shareholder    No            Against      For
                                                  Roles- Chair/CEO/ Prod Access    Shareholder    No            Against      For
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The Procter
& Gamble
Company          PG      742718109   7/12/2005    Merger                           Issuer         Yes           For          For
                                                  Adjourn Special Mtg./Later Date  Issuer         Yes           For          For
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The Procter
& Gamble
Company          PG      742718109   10/12/2004   Board of Directors (5 Nominees)  Issuer         Yes           For          For
                                                  Independent Auditors             Issuer         Yes           For          For
                                                  Increase Authorized Com Stk
                                                     Shares                        Issuer         Yes           For          For
                                                  Annual Election of Directors     Issuer         Yes           For          Against
                                                  In-Home Food Studies/Pet
                                                     Nutrition                     Shareholder    Yes           Against      For
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State
Street Corp.    STT      857477103   04/20/2005   Board of Directors               Issuer         Yes           For          For
                                                  Independent Auditors             Issuer         Yes           For          For

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
Sysco
Corporation     SYY      871829107   11/12/2004   Board of Directors (4 Nominees)  Issuer         Yes           For          For
                                                  Independent Auditors             Issuer         Yes           For          For
                                                  2004 Stock Option Plan           Issuer         Yes           For          For
                                                  Compensation/Incentive Cash
                                                     Plan                          Issuer         Yes           For          For
                                                  Genetically Engineered Foods     Shareholder    Yes           Against      For
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WalMart
Stores, Inc.  WMT        931142103   06/03/2005   Board of Directors (14 Nominees) Issuer         Yes           For          For
                                                  Stock Incentive Plan             Issuer         Yes           For          For
                                                  Independent Auditors             Issuer         Yes           For          For
                                                  Executive Compensation           Shareholder    Yes           Against      For
                                                  Sustainability Report            Shareholder    Yes           Against      For
                                                  Equity Compensation              Shareholder    Yes           Against      For
                                                  Political Contributions          Shareholder    Yes           Against      For
                                                  Equal Employment Opportunity     Shareholder    Yes           Against      For
                                                  Director Election Majority Vote  Shareholder    Yes           Against      For
                                                  Board Independence               Shareholder    Yes           Against      For
                                                  Performance Vesting Shares       Shareholder    Yes           Against      For
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Wm. Wrigley
Jr. Company   WWY        982526105    03/08/05    Board of Directors (3 Nominees)  Issuer         Yes           For          For
                                                  # Shares of Common & Class B Stk Issuer         Yes           For          For
                                                  Independent Auditors             Issuer         Yes           For          For
                                                  Change to Proxy Card             Shareholder    Yes           Against      For
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XTO Energy
Inc.          XTO        98385X106    11/06/2004  Stock Incentive Plan             Issuer         Yes           For          For
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